Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Allowance for the deferred tax assets (in Dollars)	$ 601,336
Hong Kong [Member]
Income Taxes [Line Items]
Statutory income tax rate	16.50%
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%